Personnel expenses	12 Months Ended
Dec. 31, 2019
Average headcount and number of offices
Staff costs
Staff costs
a) Breakdown
The detail of Staff costs is as follows:

Million euros
	2019	2018	2017
Wages and salaries	9,020	8,824	8,879
Social Security costs	1,426	1,412	1,440
Additions to provisions for defined benefit pension plans (Note 25)	72	84	88
Contributions to defined contribution pension funds	292	287	271
Other Staff costs	1,331	1,258	1,369
	12,141	11,865	12,047

b) Headcount
The average number of employees in the Group, by professional category, was as follows:

Average number of employees
	2019	2018	2017
The Bank:
Senior management*	20	22	64
Other line personnel	29,147	30,399	21,327
Clerical staff**	—	—	—
General services personnel**	—	—	—
	29,167	30,421	21,391
Rest of Spain	8,269	7,944	12,703
Santander UK plc	17,961	18,757	19,079
Banco Santander (Brasil) S.A.	47,253	46,645	46,210
Other companies***	98,464	98,062	96,349
	201,114	201,829	195,732

*	During 2018, categories of deputy assistant executive vice president and above were no longer included.

**	During 2017, clerical staff and general services personnel categories were no longer included, considering all the staff in the aforementioned categories on the Other line personnel category.

***	Does not include staff affected by discontinued operations.
The number of employees, at the end of 2019, 2018 and 2017, was 196,419, 202,713 and 202,251, respectively.
The functional breakdown (final employment), by gender, at 31 December, 2019 is as follows:

Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	918	283	6,043	3,534	24,117	30,370
Latin America and Others	543	143	4,615	2,876	42,626	51,388
United Kingdom	99	31	1,076	496	8,870	13,391
	1,560	457	11,734	6,906	75,613	100,149
The same information, expressed in percentage terms at 31 December, 2019, is as follows:

Functional breakdown by gender
	Senior executives		Other executives		Other personnel
	Men	Women	Men	Women	Men	Women
Continental Europe	58.73%	61.93%	51.40%	51.09%	32.00%	30.27%
Latin America and Others	34.92%	31.29%	39.44%	41.74%	56.23%	56.39%
United Kingdom	6.35%	6.78%	9.16%	7.18%	11.77%	13.34%
	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

The labour relations between employees and the various Group companies are governed by the related collective agreements or similar regulations.
The number of employees in the Group with disabilities, distributed by professional categories, at 31 December, 2019, is as follows:

Number of employees*
2019
Senior management	6
Other management	92
Other staff	3,486
3,584

*
An employee with disabilities is considered to be a person who is recognised by the State or the company in each jurisdiction where the Group operates and that entitles them to receive direct monetary assistance, or other types of aid such as, for example, reduction of their taxes. In the case of Spain, employees with disabilities have been considered to be those with a degree of disabilities greater than or equal to 33%. The amount does not include employees in the United States.

The number of Group employees with disabilities at 2018 and 2017, was 3,436 and 3,289, respectively, (not including the United States).
Likewise, the average number of employees of Banco Santander, S.A. with disabilities, equal to or greater than 33%, during 2019 was 318 (241 and 209 employees during 2018 and 2017). At the end of fiscal year 2019, there were 295 employees (304 and 211 employees at 31 December, 2018 and 2017).
c) Share-based payments
The main share-based payments granted by the Group in force at 31 December, 2019, 2018 and 2017 are described below.
i. Bank
The variable remuneration policy for the Bank’s executive directors and certain executive personnel of the Bank and of other Group companies includes Bank share-based payments, the implementation of which requires, in conformity with the law and the Bank’s Bylaws, specific resolutions to be adopted by the general meeting.
Were it necessary or advisable for legal, regulatory or other similar reasons, the delivery mechanisms described below may be adapted in specific cases without altering the maximum number of shares linked to the plan or the essential conditions to which the delivery thereof is subject.
These adaptations may involve replacing the delivery of shares with the delivery of cash amounts of an equal value.
The plans that include share-based payments are as follows: (i) Deferred and Conditional Variable Remuneration Plan; (ii) Performance Shares Plan (iii) Deferred Multiyear Objectives Variable Remuneration Plan; (iv) Digital Transformation Award. The characteristics of the plans are set forth below:

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(i) Deferred and conditional variable remuneration plan (2014, 2015, 2016, 2017, 2018 and 2019)
The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three years for the fourth and the sixth cycles, and over three or five years for the fifth, seventh, eighth and ninth cycles, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below.

Beneficiaries:
•
Executive directors and certain executives (including senior management) and employees who assume risk, who perform control functions or receive an overall remuneration which puts them on the same remuneration level as senior executives and employees who assume risks (third, fourth and fifth cycle)

•
In the case of the sixth, seventh, eighth and ninth cycle, the beneficiaries are Material Risk Takers (Identified staff) that are not beneficiaries of the Deferred Multiyear Objectives Variable Remuneration Plan.

For the fourth, fifth and sixth cycles (2014 to 2016), the accrual of deferred compensation is conditioned, in addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations upon none of the following circumstances existing during the period prior to each of the deliveries, pursuant to the provisions set forth in each case in the plan regulations:
i.
Poor financial performance of the Group;
ii.
 breach by the beneficiary of internal regulations, including, in particular, those relating to risks;
iii.
material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards; or
iv.
Significant changes in the Group’s economic capital or risk profile
In the case of the seventh, eight and ninth cycles (2017 to 2019), the accrual of deferred compensation is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan's regulations, to no assumptions in which there is a poor performance of the entity as a whole or of a specific division or area of the entity or of the exposures generated by the personnel, and at least the following factors must be considered:
i.
significant failures in risk management committed by the entity , or by a business unit or risk control unit;
ii.
the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures;
iii.
Regulatory sanctions or judicial sentences for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and
iv.
Irregular behaviours, whether individual or collective, considering in particular the negative effects derived from the marketing of inappropriate products and the responsibilities of the persons or bodies that made those decisions.

Fourth and fifth cycles (2014 and 2015, respectively):
•
Executive directors and members of the Identified Staff with total variable remuneration higher than 2.6 million euros: 40% paid immediately and 60% deferred over 3 years (fourth cycle) or 5 years (fifth cycle).
•
Division managers, country heads, other executives of the Group with a similar profile and members of the Identified Staff with total variable remuneration between 1.7 million euros (1.8 million in fourth cycle) and 2.6 million euros: 50% paid immediately and 50% deferred over 3 years (fourth cycle) or 5 years (fifth cycle)
•
Other beneficiaries: 60% paid immediately and 40% deferred over 3 years.

Sixth cycle (2016):
•
60% of bonus will be paid immediately and 40% deferred over a three year period.

Seventh, eight and ninth cycle (2017, 2018 and 2019):
•
Beneficiaries of these plans with target total variable remuneration higher or equal to 2.7 million euros: 40% paid immediately and 60% deferred over 5 years
•
Beneficiaries of these plans with target total variable remuneration between 1.7 million euros and 2.7 million euros: 50% paid immediately and 50% paid over 5 years
•
Other beneficiaries of these plans: 60% paid immediately and 40% deferred over 3 years.

(ii) Performance shares plans (2014 and 2015)
The purpose is to instrument a portion of the variable remuneration of the executive directors and other members of the Identified Staff, consisting of a long-term incentive (ILP) in shares based on the Bank's performance over a multiannual period. In addition, the second cycle also applies to other Bank employees not included in the Identified Staff or Material Risk Takers, in respect of whom it is deemed appropriate that the potential delivery of Bank shares be included in their remuneration package in order to better align the employee's interests with those of the Bank.

Beneficiaries
i. Executive Directors and senior managers
ii. Other Material Risk Takers or Identified Staff
iii. Other beneficiaries in the case only of the second cycle (2015)

In addition to the requirement that the beneficiary remains in the Group's employ, with the exceptions included in the plan regulations, the delivery of shares to be paid on the ILP payment date based on compliance with the related multiannual target is conditional upon none of the following circumstances existing, in the opinion of the board of directors, subject to a proposal of the remuneration committee, during the period prior to each delivery:
i.
Poor financial performance of the Group;
ii.
 breach by the beneficiary of internal regulations, including, in particular, those relating to risks;
iii.
material restatement of the Group's consolidated financial statements, except when it is required pursuant to a change in accounting standards; or
iv.
significant changes in the Group's economic capital or risk profile
For the second cycle (2015), based on the maximum benchmark value (20%), at the proposal of the remuneration committee, the Board of Directors will set the maximum number of shares, the value in euros of which is called the "Agreed-upon Amount of the ILP", taking into account (i) the Group's earnings per share (EPS) and (ii) the Group's return on tangible equity (RoTE) for 2015 with respect to those budgeted for the year.

The first cycle (2014) is subject to compliance of Relative Total Shareholder Return (TSR) metric measured against a group of 15 comparable institutions (the “peer group”) in the periods 2014-2015; 2014-2016; and 2014-2017. At the end of of 2017, the 2014 Performance Share Plan was fully terminated.

For the second cycle (2015), the basis of calculation is the fulfilment of the following objectives:
•
Relative performance of the earning per share growth (EPS) growth of the Santander Group for the 2015-2017 period compared to a peer group of 17 credit institutions.
•
RoTE of the Santander Group for financial year 2017
•
Employee satisfaction, measured by whether or not the corresponding Group company is included in the "Top 3" of the best banks to work for.
•
number of principal markets in which Santander is in the Top 3 of the best banks on the customer satisfaction index in 2017
•
Retail loyal clients
•
SME and corporate loyal clients

As a result of the process described above the board of directors approved, further to a proposal from the remuneration committee, a 65.67% achievement for the plan. This plan terminated in 2019.

Deferred variable remuneration systems	Description and plan beneficiaries	Conditions	Calculation Base
(iii)Deferred Multiyear Objectives Variable Remuneration Plan (2016, 2017, 2018 and 2019)
The aim is simplifying the remuneration structure, improving the ex ante risk adjustment and increasing the impact of the long-term objectives on the Group’s most relevant roles. The purpose of these cycles is to defer a portion of the variable remuneration of the beneficiaries over a period of three or five years, for it to be paid, where appropriate, in cash and in Santander shares; the other portion of the variable remuneration is also to be paid in cash and Santander shares, upon commencement of the cycles, in accordance with the rules set forth below. The accrual of the last third of the deferral (in the case of 3 years deferral) of the last three fifths (in the case of 5 years deferral) is also subject to long-term objectives.

Beneficiaries
Executive directors, senior managers and certain executives of the Group’s first lines of responsibility.

In 2016 the accrual is conditioned, in addition to the permanence of the beneficiary in the Group, with the exceptions contained in the plan’s regulations that none of The following circumstances during the period prior to each of the deliveries in the terms set forth in each case in the plan’s regulations:
i.
Poor performance of the Group;
ii.
breach by the beneficiary of the internal regulations, including in particular that relating to risks;
iii.
material restatement of the Group’s consolidated financial statements, except when appropriate under a change in accounting regulations; Or
iv.
Significant changes in the Group’s economic capital or risk profile.
In 2017, 2018 and 2019 the accrual is conditioned, in addition to the beneficiary permanence in the Group, with the exceptions contained in the plan’s regulations, to the non-occurrence of instances of poor financial performance from the entity as a whole or of a specific division or area thereof or of the exposures generated by the personnel, at least the following factors must be considered:
i.
Significant failures in risk management committed by the entity, or by a business unit or risk control unit;
ii.
the increase suffered by the entity or by a business unit of its capital needs, not foreseen at the time of generation of the exposures;
iii.
Regulatory sanctions or court rulings for events that could be attributable to the unit or the personnel responsible for those. Also, the breach of internal codes of conduct of the entity; and
iv.
Irregular behaviours, whether individual or collective, considering in particular negative effects derived from the marketing of inappropriate products and responsibilities of persons or bodies that made those decisions.
Paid half in cash and half in shares.
The maximum number of shares to be delivered is calculated by taking into account the weighted average daily volume of weighted average prices for the fifteen trading sessions prior to the previous Friday (excluding) on the date on which the board decides the bonus for the Executive directors of the Bank.

First cycle (2016):
•
Executive directors and members of the Identified Staff with total variable remuneration higher than or equal to 2.7 million euros: 40% paid immediately and 60% deferred over a 5 year period.
•
Senior managers, country heads of countries representing at least 1% of the Group´s capital and other members of the identified staff whose total variable remuneration is between 1.7 million and 2.7 million euros: 50% paid immediately and 50% deferred over a5 year period.
•
Other beneficiaries: 60% paid immediately and 40% deferred over a 3 year period.

The second, third and fourth cycles (2017, 2018 and 2019, respectively) are under the aforementioned deferral rules, except that the variable remuneration considered is the target for each executive and not the actual award.

In 2016 the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three year and five year deferrals) are:
•
Earnings per share (EPS) growth in 2018 over 2015.
•
Relative Total Shareholder Return (TSR) in the 2016-2018 period measured against a group of credit institutions.
•
Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial year 2018.
•
Compliance with Santander Group’s underlying return on risk-weighted assets (“RoRWA”) growth target for financial year 2018 compared to financial year 2015.

In the second, third and fourth cycle (2017, 2018 and 2019) the metrics for the deferred portion subject to long-term objectives (last third or last three fifths, respectively, for the cases of three year and five year deferrals) are:
•
EPS growth in 2019, 2020 and 2021 (over 2016, 2017 and 2018, for each respective cycle)
•
Relative Total Shareholder Return (TSR) measured against a group of 17 credit institutions (second and third cycles) in the periods 2017-2019 and 2018.-2019, respectively, and against a group of 9 entities (fourth cycle) for the 2019-2021 period.
•
Compliance with the fully-loaded common equity tier 1 (“CET1”) ratio target for financial years 2019, 2020 and 2021, respectively.

(iv) Digital Transformation Award (2019)
The 2019 Digital Transformation Incentive (the “Digital Incentive”) is a variable remuneration system that includes the delivery of Santander shares and share options.

The aim of the Digital Incentive is to attract and retain the critical skill sets to support and accelerate the digital transformation of the Group. By means of this program, the Group offers a remuneration element which is competitive with the remuneration systems offered by other market operators who also compete for digital talent.

The number of beneficiaries is limited to a maximum of 250 employees and the total amount of the incentive is limited to 30 million euros.

The funding of this incentive is subject to meeting important milestones that are aligned with the Group´s digital roadmap and have been approved by the board of directors, taking into account the digitalization strategy of the Group, with the aim of becoming the best open, responsible global financial services platform.

Performance of incentive shall be measured based on achievement of the following milestones:
1.
Launch of a Global Trade Services (GTS) platform.
2.
Launch of a Global Merchant Services (GMS) platform
3.
Migration of our fully digital bank, OpenBank, to a "next generation" platform and launch in 3 markets
4.
Extension of SuperDigital in Brazil to at least one other country
5.
Launch of our international payments app based on blockchain Pago FX to non-Santander customers.

Any delivery of shares, either directly or via exercise of options overs shares, will be subject generally to the Group’s general malus & clawback provisions as described in the Group’s remuneration policy and to the continuity of the beneficiary within the Santander Group. In this regard, the board may define specific rules for non-Identified Staff

After a review at the beginning of 2020 of the achievement levels of the approved objectives and underlying progress against them, the board of directors approved 83% funding of the 2019  award.

The Digital Incentive is structured 50% in Santander shares and 50% in options over Santander shares, taking into account the fair value of the option at the moment in which they are granted. For Material Risk Takers subject to five year deferrals, the Digital Incentive (shares and options over shares) shall be delivered in thirds, on the third, fourth and fifth anniversary from their granting. For Material Risk Takers subject to three year deferrals and employees not subject to deferrals, delivery shall be done on the third anniversary from their granting.

Vested share options can be exercised until maturity, with all options lapsing after ten years from granting

ii. Santander UK plc
The long-term incentive plans on shares of the Bank granted by management of Santander UK plc to its employees are as follows:

	Number of shares (in thousand)	Exercise price in pounds sterling*	Year granted	Employee group	Number of persons**	Date of commencement of exercise period	Date of expiry of exercise period
Plans outstanding at 1 January 2017	24,762
Options granted (Sharesave)	17,296	4.91	2016	Employments	7,024	01/11/16	01/11/19
						01/11/16	01/11/21
Options exercised	(338)	3.67
Options cancelled (net) or not exercised	(12,804)	3.51
Plans outstanding at 31 December 2017	28,916
Options granted (Sharesave)	3,916	4.02	2017	Employments	4,260	01/11/17	01/11/20
						01/11/17	01/11/22
Options exercised	(1,918)	3.77
Options cancelled (net) or not exercised	(3,713)	3.4
Plans outstanding at 31 December 2018	27,201
Options granted (Sharesave)	6,210	3.46	2018	Employments	4,880	01/11/18	01/11/21
						01/11/18	01/11/23
Options exercised	(3,340)	3.16
Options cancelled (net) or not exercised	(3,233)	3.76
Plans outstanding at 31 December 2019	26,838

*	At 31 December, 2019, 2018, 2017 and 2016, the euro/pound sterling exchange rate was EUR 1.1754 GBP 1; EUR 1.1179 GBP 1, EUR 1.1271 GBP 1 and EUR 1.1680 GBP 1, respectively.

**	Number of accounts/contracts. A single employee may have more than one account/contract.

In 2008 the Group launched a voluntary savings scheme for Santander UK employees (Sharesave Scheme) whereby employees who join the scheme in 2017, 2018 and 2019 see deducted between GBP 5 and GBP 500 from their net monthly pay over a period of three or five years. When this period has ended, the employees may use the amount saved to exercise options on shares of the Bank at an exercise price calculated by reducing by up to 20% the average purchase and sale prices of the Bank shares in the three trading sessions prior to the approval of the scheme by the UK tax authorities (HMRC). This approval must be received within 21 to 41 days following the publication of the Group’s results for the first half of the year. This scheme was approved by the Board of Directors, at the proposal of the appointments and remuneration committee, and, since it involved the delivery of Bank shares, its application was authorized by the Annual General Meeting held on June 21, 2008. Also, the scheme was authorized by the UK tax authorities (HMRC) and commenced in September 2008. In subsequent years, at the Annual General Meetings held on June 19, 2009, June 11, 2010, June 17, 2011, March 30, 2012, March 22, 2013, March 28, 2014, March 27, 2015, March 18, 2016, April 7, 2017, March 23, 2018, and April 12, 2019, respectively, the shareholders approved the application of schemes previously approved by the board and with similar features to the scheme approved in 2008.

iii. Fair value
The fair value of the performance share plans was calculated as follows:
a) Deferred variable compensation plan linked to multi-year objectives 2017, 2018 and 2019:
The Group calculates at the grant date the fair value of the plan based on the valuation report of an independent expert, Willis Towers Watson. According to the design of the plan for 2017, 2018 and 2019 and the levels of achievement of similar plans in comparable entities, the expert concludes that the reasonable range for estimating the initial achievement ratio is around 60% - 80%. It has been considered that the fair value is 70% of the maximum.
d) Santander UK Sharesave plans:
The fair value of each option at the date of grant is estimated using a partial differentiation equation model. This model uses assumptions on the share price, the EUR/GBP FX rate, the risk free interest rate, dividend yields, the expected volatility of the underlying shares and the expected lives of options granted. The weighted average grant-date fair value of options granted during the year was £0.49 (2018: £0.53, 2017: £1.02).